Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (20.1%)

	Airlines (0.2%)

7,009	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$6,299

78,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	64,806

260,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	269,783

208,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	215,143

93,814	Continental Airlines Pass Through Trust Series 2010-1, Class Aµ 4.750%, 07/12/22	91,056

119,071	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	104,750

249,777	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	223,876

141,000	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	98,924

		1,074,637

	Communication Services (3.1%)

235,000	Altice France, SA*^ 7.375%, 05/01/26	250,768

350,000	Arrow Bidco, LLC* 9.500%, 03/15/24	276,834

265,000	Ashtead Capital, Inc.*µ^ 4.000%, 05/01/28	276,484

165,000	Brink’s Company*µ 5.500%, 07/15/25	175,685

	CenturyLink, Inc.*^

310,000	4.000%, 02/15/27	324,621

140,000	5.125%, 12/15/26	147,064

	CSC Holdings, LLC*

460,000	5.500%, 05/15/26µ	482,370

410,000	5.500%, 04/15/27^	440,299

300,000	5.750%, 01/15/30^	333,364

481,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	437,506

206,000	Diamond Sports Group, LLC / Diamond Sports Finance Company*µ 5.375%, 08/15/26	158,264

1,375,000	Embarq Corp.µ 7.995%, 06/01/36	1,629,361

	Entercom Media Corp.*^

390,000	6.500%, 05/01/27	351,129

234,000	7.250%, 11/01/24	196,030

	Frontier Communications Corp.@

689,000	7.625%, 04/15/24	225,658

385,000	11.000%, 09/15/25	136,783

340,000	10.500%, 09/15/22	117,014

210,000	8.500%, 04/01/26*	207,258

140,000	8.000%, 04/01/27*	144,691

PRINCIPAL AMOUNT		VALUE

69,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	$73,683

	Hughes Satellite Systems Corp.^

80,000	5.250%, 08/01/26	87,956

63,000	6.625%, 08/01/26	70,265

115,000	iHeartCommunications, Inc.^ 8.375%, 05/01/27	114,425

	Intelsat Jackson Holdings, SA@

505,000	9.750%, 07/15/25*	337,123

241,000	8.000%, 02/15/24*	246,350

130,000	5.500%, 08/01/23	81,538

200,000	LCPR Senior Secured Financing DAC*^ 6.750%, 10/15/27	215,782

	Netflix, Inc.*^

3,653,000	3.625%, 06/15/25	3,886,408

200,000	4.875%, 06/15/30	235,586

477,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	479,254

345,000	Sirius XM Radio, Inc.*^ 4.625%, 07/15/24	363,526

	Sprint Corp.

830,000	7.125%, 06/15/24	970,170

300,000	7.875%, 09/15/23	348,687

215,000	Telecom Italia Capital, SA 6.000%, 09/30/34	260,975

	Telesat Canada / Telesat, LLC*^

223,000	4.875%, 06/01/27	227,685

125,000	6.500%, 10/15/27	128,787

400,000	United States Cellular Corp. 6.700%, 12/15/33	500,560

	Windstream Services, LLC / Windstream Finance Corp.@

115,000	7.750%, 10/01/21	2,242

42,000	10.500%, 06/30/24*	2,086

		14,944,271

	Consumer Discretionary (2.9%)

110,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	112,406

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28^	205,881

163,000	9.875%, 04/01/27	177,464

355,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	359,856

450,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	406,384

112,000	Carnival Corp.*^ 10.500%, 02/01/26	116,119

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

735,000	5.125%, 05/01/27	782,003

125,000	5.000%, 02/01/28^	132,819

110,000	4.250%, 02/01/31^	115,490

207,000	Cedar Fair, LP^ 5.250%, 07/15/29	196,183

	Century Communities, Inc.

345,000	6.750%, 06/01/27	369,550

190,000	5.875%, 07/15/25^	197,363

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

550,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	$580,027

	DISH DBS Corp.^

209,000	7.750%, 07/01/26	235,005

50,000	7.375%, 07/01/28*	53,125

	ESH Hospitality, Inc.*^

215,000	5.250%, 05/01/25	219,821

138,000	4.625%, 10/01/27	133,083

	Expedia Group, Inc.*^

135,000	7.000%, 05/01/25	145,708

85,000	6.250%, 05/01/25	93,027

890,000	Ford Motor Companyµ

	8.500%, 04/21/23	988,585

	Ford Motor Credit Company, LLC

350,000	4.063%, 11/01/24^	358,608

315,000	4.134%, 08/04/25^	323,125

315,000	3.664%, 09/08/24µ	317,851

245,000	G-III Apparel Group, Ltd.* 7.875%, 08/15/25	247,181

58,000	Gap, Inc.*^ 8.875%, 05/15/27	65,021

350,000	GLP Capital, LP / GLP Financing II, Inc.µ 5.250%, 06/01/25	379,391

550,000	goeasy, Ltd.*^ 5.375%, 12/01/24	570,966

500,000	Guitar Center, Inc.* 9.500%, 10/15/21	353,312

69,000	Installed Building Products, Inc.* 5.750%, 02/01/28	73,345

345,000	International Game Technology, PLC*^ 6.250%, 01/15/27	367,777

	L Brands, Inc.

245,000	6.875%, 11/01/35	235,019

113,000	9.375%, 07/01/25*	126,100

56,000	6.875%, 07/01/25*	60,371

55,000	6.694%, 01/15/27	53,538

	M/I Homes, Inc.

340,000	5.625%, 08/01/25^	353,036

205,000	4.950%, 02/01/28	211,734

114,000	Macy’s, Inc.*^ 8.375%, 06/15/25	119,364

	Mattel, Inc.*^

320,000	6.750%, 12/31/25	342,171

135,000	5.875%, 12/15/27	145,353

350,000	Mclaren Finance, PLC* 5.750%, 08/01/22	287,385

285,000	Meredith Corp.*µ^ 6.500%, 07/01/25	291,421

	Newell Brands, Inc.

252,000	4.700%, 04/01/26µ	273,496

58,000	4.875%, 06/01/25^	63,150

	Penske Automotive Group, Inc.^

345,000	5.500%, 05/15/26	360,854

160,000	5.375%, 12/01/24	164,276

388,000	Rite Aid Corp.*

	8.000%, 11/15/26	400,571

	Royal Caribbean Cruises, Ltd.*

110,000	11.500%, 06/01/25^	121,329

55,000	10.875%, 06/01/23µ	58,071

345,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	314,830

PRINCIPAL AMOUNT		VALUE

207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	$232,654

345,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	335,973

116,354	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	93,528

55,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	59,967

295,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	240,809

		13,621,476

	Consumer Staples (0.7%)

210,000	Dean Foods Company*@ 6.500%, 03/15/23	4,614

112,000	Edgewell Personal Care Company*µ 5.500%, 06/01/28	121,407

215,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	229,799

225,000	Fresh Market, Inc.* 9.750%, 05/01/23	184,654

	JBS USA LUX, SA / JBS USA Finance, Inc.*^

380,000	5.875%, 07/15/24	388,132

260,000	6.750%, 02/15/28	291,025

109,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*^ 6.500%, 04/15/29	123,639

	Kraft Heinz Foods Company*

56,000	4.250%, 03/01/31µ	61,829

56,000	3.875%, 05/15/27^	60,415

	New Albertson’s, Inc.

174,000	7.750%, 06/15/26	194,355

67,000	8.000%, 05/01/31	76,004

	Pilgrim’s Pride Corp.*^

405,000	5.875%, 09/30/27	429,628

145,000	5.750%, 03/15/25	149,391

	Post Holdings, Inc.*^

310,000	5.750%, 03/01/27	330,590

72,000	5.625%, 01/15/28	78,862

291,000	Simmons Foods, Inc.* 7.750%, 01/15/24	306,963

200,000	Vector Group, Ltd.* 6.125%, 02/01/25	198,836

		3,230,143

	Energy (2.0%)

115,000	Apache Corp.^ 5.100%, 09/01/40	111,990

210,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	445

	Buckeye Partners, LP

205,000	3.950%, 12/01/26	205,682

135,000	5.850%, 11/15/43^	124,419

143,000	Calfrac Holdings, LP* 8.500%, 06/15/26	15,471

592,000	California Resources Corp.*@ 8.000%, 12/15/22	13,672

210,000	ChampionX Corp.^ 6.375%, 05/01/26	197,144

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

350,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	$34,892

295,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	312,225

167,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	15,830

	Continental Resources, Inc.^

230,000	3.800%, 06/01/24	223,169

170,000	4.375%, 01/15/28	159,014

410,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	315,866

	Denbury Resources, Inc.

330,000	7.750%, 02/15/24*@	140,384

130,000	9.250%, 03/31/22*@	55,331

84,000	5.500%, 05/01/22	1,692

135,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	14,964

200,000	eG Global Finance, PLC* 6.750%, 02/07/25	209,460

615,000	Energy Transfer Operating, LPµ‡ 3.269%, 11/01/66 3 mo. USD LIBOR + 3.02%	305,003

	EnLink Midstream Partners, LP‡

330,000	6.000%, 12/15/22 3 mo. USD LIBOR + 4.11%	126,240

224,000	4.850%, 07/15/26µ	174,121

	EP Energy, LLC / Everest Acquisition Finance, Inc.*@

255,000	9.375%, 05/01/24	199

166,000	7.750%, 05/15/26	44,939

	EQT Corp.^

220,000	8.750%, 02/01/30	255,266

90,000	7.875%, 02/01/25	98,985

293,000	Genesis Energy, LP / Genesis Energy Finance Corp.^ 6.250%, 05/15/26	275,918

	Gulfport Energy Corp.

325,000	6.375%, 05/15/25	160,981

225,000	6.000%, 10/15/24	118,957

66,000	Hess Midstream Operations, LP*^ 5.125%, 06/15/28	67,236

94,000	HighPoint Operating Corp. 7.000%, 10/15/22	24,048

68,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	67,106

229,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	162,380

480,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	71,729

350,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	337,654

	Moss Creek Resources Holdings, Inc.*

135,000	10.500%, 05/15/27	83,714

135,000	7.500%, 01/15/26	77,138

135,000	Murphy Oil Corp.µ 5.875%, 12/01/27	124,342

125,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	57,646

170,000	Oasis Petroleum, Inc.* 6.250%, 05/01/26	30,904

PRINCIPAL AMOUNT		VALUE

	Occidental Petroleum Corp.

615,000	4.300%, 08/15/39µ	$499,878

455,000	2.900%, 08/15/24^	429,110

213,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	182,921

205,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	218,246

100,000	Parsley Energy, LLC / Parsley Finance Corp.*^ 5.250%, 08/15/25	102,739

270,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	189,286

1,000,000	Reliance Holding USA, Inc.* 5.400%, 02/14/22	1,059,005

850,000	Reliance Industries, Ltd.* 4.125%, 01/28/25	936,645

275,000	SESI, LLC 7.750%, 09/15/24	96,055

87,000	SM Energy Company*^ 10.000%, 01/15/25	86,021

	Transocean, Inc.*

190,000	7.500%, 01/15/26	93,129

130,000	8.000%, 02/01/27	63,643

365,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	212,149

135,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	140,490

385,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	256,895

128,000	Weatherford International, Ltd.*^ 11.000%, 12/01/24	92,712

260,000	Whiting Petroleum Corp.@ 6.625%, 01/15/26	48,507

56,000	WPX Energy, Inc.^ 5.875%, 06/15/28	57,240

		9,580,827

	Financials (3.4%)

877,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	886,327

136,000	AG Issuer, LLC* 6.250%, 03/01/28	137,867

400,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*^ 6.750%, 10/15/27	424,938

300,000	Ally Financial, Inc. 8.000%, 11/01/31	415,411

540,000	Amwins Group, Inc.* 7.750%, 07/01/26	595,047

615,000	AssuredPartners, Inc.* 7.000%, 08/15/25	628,026

	Aviation Capital Group, LLC*µ

193,000	3.500%, 11/01/27	173,368

116,000	3.875%, 05/01/23^	113,913

55,000	6.750%, 04/06/21	56,128

190,000	Bank of America Corp.^‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	179,986

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

620,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	$514,414

	Credit Acceptance Corp.µ

350,000	6.625%, 03/15/26	368,760

237,000	5.125%, 12/31/24*	241,360

70,000	Cushman & Wakefield US Borrower, LLC*^ 6.750%, 05/15/28	75,048

345,000	Donnelley Financial Solutions, Inc.^ 8.250%, 10/15/24	350,027

220,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 13.750% PIK rate	137,229

417,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	423,937

	HAT Holdings I, LLC / HAT Holdings II, LLC*µ^

205,000	5.250%, 07/15/24	213,916

57,000	6.000%, 04/15/25	61,399

1,140,000	HUB International, Ltd.*^ 7.000%, 05/01/26	1,195,028

325,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.^ 5.250%, 05/15/27	342,620

500,000	ILFC E-Capital Trust II*µ‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	258,692

620,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	652,097

	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*

914,000	7.250%, 08/15/24	845,560

350,000	6.250%, 06/03/26µ	355,017

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

502,000	5.250%, 10/01/25	457,894

62,000	4.250%, 02/01/27^	52,451

260,000	Level 3 Financing, Inc.µ^ 5.375%, 05/01/25	268,583

602,000	LPL Holdings, Inc.* 5.750%, 09/15/25	628,804

487,000	MetLife, Inc.µ 6.400%, 12/15/66	601,786

	Navient Corp.

623,000	5.000%, 03/15/27^	597,295

275,000	6.750%, 06/25/25	288,091

290,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	288,137

	OneMain Finance Corp.

497,000	6.875%, 03/15/25^	556,449

350,000	7.125%, 03/15/26µ^	411,269

90,000	8.875%, 06/01/25^	101,891

69,000	6.625%, 01/15/28µ	79,119

134,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 7.500%, 06/01/25	142,754

345,000	Radian Group, Inc. 4.875%, 03/15/27	336,434

PRINCIPAL AMOUNT		VALUE

375,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	$373,774

365,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	352,636

112,000	StoneX Group, Inc.* 8.625%, 06/15/25	120,293

170,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	172,210

120,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	119,931

	VICI Properties, LP / VICI Note Company, Inc.*

272,000	3.750%, 02/15/27	274,402

152,000	4.625%, 12/01/29	160,070

		16,030,388

	Health Care (1.9%)

400,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	413,504

500,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	559,730

	Centene Corp.

1,435,000	4.750%, 01/15/25µ	1,490,707

276,000	4.250%, 12/15/27^	294,707

	CHS/Community Health Systems, Inc.

1,135,000	8.125%, 06/30/24*^	726,355

295,000	8.000%, 03/15/26*	302,304

225,000	6.250%, 03/31/23^	227,862

282,000	DaVita, Inc.*^ 4.625%, 06/01/30	300,914

	Encompass Health Corp.^

110,000	4.750%, 02/01/30	116,524

110,000	4.500%, 02/01/28	116,376

	HCA, Inc.

500,000	5.375%, 02/01/25^	566,802

315,000	7.500%, 11/06/33µ	424,863

480,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	77,916

305,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	179,616

	Tenet Healthcare Corp.

605,000	6.250%, 02/01/27*^	643,439

365,000	6.875%, 11/15/31	351,712

345,000	4.875%, 01/01/26*^	361,163

	Teva Pharmaceutical Finance Netherlands III, BV

885,000	2.800%, 07/21/23^	860,760

495,000	6.000%, 04/15/24	524,487

645,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	655,204

		9,194,945

	Industrials (2.9%)

280,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	280,216

450,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	462,766

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC^

340,000	4.625%, 01/15/27*	$361,913

207,000	4.875%, 02/15/30*	223,618

150,000	5.750%, 03/15/25	155,342

	Allison Transmission, Inc.*^

275,000	4.750%, 10/01/27	286,440

165,000	5.000%, 10/01/24	168,764

70,000	5.875%, 06/01/29	77,487

	American Airlines Group, Inc.*

280,000	5.000%, 06/01/22	156,687

200,000	3.750%, 03/01/25^	88,999

475,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	486,369

	Avolon Holdings Funding, Ltd.*µ

137,000	5.250%, 05/15/24	127,605

115,000	2.875%, 02/15/25	98,968

365,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	358,421

207,000	Cascades, Inc. /Cascades USA, Inc.*^ 5.125%, 01/15/26	214,449

	Colt Merger Sub, Inc.*

112,000	8.125%, 07/01/27^	114,520

112,000	6.250%, 07/01/25	117,445

	Covanta Holding Corp.

425,000	5.875%, 03/01/24	436,515

70,000	5.875%, 07/01/25	73,246

390,000	Delphi Technologies, PLC* 5.000%, 10/01/25	431,404

	Delta Air Lines, Inc.

57,000	7.375%, 01/15/26^	56,598

57,000	3.800%, 04/19/23µ	53,255

140,000	EnerSys*µ 4.375%, 12/15/27	141,840

590,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	481,012

	Golden Nugget, Inc.*^

375,000	8.750%, 10/01/25	196,896

370,000	6.750%, 10/15/24	257,853

124,000	GPC Merger Sub, Inc.* 7.125%, 08/15/28	129,270

140,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	134,987

175,000	Graphic Packaging International, LLC*µ^ 4.750%, 07/15/27	190,328

200,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	207,601

480,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	499,841

340,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	360,937

	Howmet Aerospace, Inc.^

200,000	5.125%, 10/01/24	215,109

103,000	6.875%, 05/01/25	116,840

400,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	406,290

138,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	149,221

110,000	MasTec, Inc.* 4.500%, 08/15/28	115,050

560,000	Meritor, Inc.^ 6.250%, 02/15/24	574,431

PRINCIPAL AMOUNT		VALUE

170,000	Moog, Inc.*^ 4.250%, 12/15/27	$173,675

340,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	351,341

	Navistar International Corp.*

230,000	6.625%, 11/01/25	236,055

113,000	9.500%, 05/01/25^	129,187

272,000	Novelis Corp.*^ 4.750%, 01/30/30	284,504

530,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	466,665

140,000	Patrick Industries, Inc.*^ 7.500%, 10/15/27	149,516

56,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	59,831

185,000	Scientific Games International, Inc.* 5.000%, 10/15/25	183,861

	Standard Industries, Inc.*

115,000	5.000%, 02/15/27^	123,195

56,000	4.375%, 07/15/30	60,565

	Station Casinos, LLC*^

400,000	4.500%, 02/15/28	358,562

343,000	5.000%, 10/01/25	325,433

205,000	Tennant Company^ 5.625%, 05/01/25	213,026

200,000	TransDigm UK Holdings, PLC^ 6.875%, 05/15/26	202,406

	TransDigm, Inc.^

205,000	7.500%, 03/15/27	209,441

200,000	6.250%, 03/15/26*	211,265

	United Rentals North America, Inc.

140,000	6.500%, 12/15/26^	155,567

56,000	3.875%, 02/15/31	56,000

195,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	199,901

	WESCO Distribution, Inc.*

136,000	7.125%, 06/15/25^	149,585

67,000	7.250%, 06/15/28	73,315

55,000	WR Grace & Co-Conn*µ 4.875%, 06/15/27	58,641

350,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	376,682

		13,816,752

	Information Technology (1.3%)

140,000	CDK Global, Inc.*^ 5.250%, 05/15/29	153,383

2,770,000	CDW, LLC / CDW Finance Corp.µ^ 4.125%, 05/01/25	2,935,438

200,000	CommScope Technologies, LLC* 6.000%, 06/15/25	204,691

	Dell International, LLC / EMC Corp.*µ

1,425,000	5.450%, 06/15/23	1,571,105

310,000	6.020%, 06/15/26	363,484

138,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	144,492

207,000	MTS Systems Corp.* 5.750%, 08/15/27	201,560

204,000	Open Text Corp.*^ 3.875%, 02/15/28	213,309

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

420,000	Vericast Corp.*^ 8.375%, 08/15/22	$340,257

		6,127,719

	Materials (1.3%)

140,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	133,305

195,000	ArcelorMittal, SAµ 7.250%, 10/15/39	259,471

2,130,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	2,142,833

	Freeport-McMoRan, Inc.^

125,000	5.450%, 03/15/43µ	139,231

115,000	5.400%, 11/14/34	129,375

900,000	Fresnillo, PLC^ 5.500%, 11/13/23	992,687

400,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	402,930

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	227,280

	Kaiser Aluminum Corp.*^

200,000	4.625%, 03/01/28	199,153

111,000	6.500%, 05/01/25	118,211

70,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	77,449

	New Gold, Inc.*

259,000	6.375%, 05/15/25	269,339

57,000	7.500%, 07/15/27	61,997

69,000	Norbord, Inc.*^ 5.750%, 07/15/27	73,560

112,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	122,350

	PBF Holding Company, LLC / PBF Finance Corp.

560,000	7.250%, 06/15/25^	505,960

56,000	9.250%, 05/15/25*µ	62,719

200,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	205,526

201,000	Univar Solutions USA, Inc.*^ 5.125%, 12/01/27	212,609

		6,335,985

	Real Estate (0.2%)

360,000	CBL & Associates, LP 5.250%, 12/01/23	86,387

	Forestar Group, Inc.*

345,000	8.000%, 04/15/24	372,190

187,000	5.000%, 03/01/28	186,735

	Service Properties Trust

345,000	4.350%, 10/01/24^	309,722

105,000	5.250%, 02/15/26	94,634

		1,049,668

	Utilities (0.2%)

175,000	NRG Energy, Inc.µ 6.625%, 01/15/27	188,123

475,000	PPL Capital Funding, Inc.µ‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	359,742

	Talen Energy Supply, LLC*^

140,000	10.500%, 01/15/26	108,714

70,000	7.250%, 05/15/27	72,857

PRINCIPAL AMOUNT			VALUE

360,000		TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	$396,214

			1,125,650

		TOTAL CORPORATE BONDS (Cost $101,611,477)	96,132,461

CONVERTIBLE BONDS (29.3%)

		Communication Services (3.7%)

325,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	373,236

100,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	213,309

20,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	223,608

185,000		iQIYI, Inc.^ 2.000%, 04/01/25	178,552

30,000,000	JPY	Konami Holdings Corp. 0.000%, 12/22/22	294,586

285,000		Liberty Media Corp. 1.375%, 10/15/23	310,299

153,000		Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	177,592

1,725,000		Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	1,815,476

250,000		Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	367,490

7,909,000		Sea, Ltd.* 2.375%, 12/01/25	12,246,058

		Snap, Inc.*

544,000		0.750%, 08/01/26	684,257

99,000		0.250%, 05/01/25	125,695

490,000		Twitter, Inc. 0.250%, 06/15/24	507,851

165,000		Zynga, Inc. 0.250%, 06/01/24	220,965

			17,738,974

		Consumer Discretionary (6.2%)

152,000		Baozun, Inc. 1.625%, 05/01/24	156,804

2,720,000		Booking Holdings, Inc.*^ 0.750%, 05/01/25	3,438,338

1,434,000		Burlington Stores, Inc.*µ 2.250%, 04/15/25	1,618,061

353,000		Carnival Corp.*µ 5.750%, 04/01/23	512,925

2,000,000	HKD	China Yuhua Education Corp, Ltd. 0.900%, 12/27/24	309,219

100,000	EUR	Delivery Hero, SEµ 0.250%, 01/23/24	140,698

		DISH Network Corp.

705,000		2.375%, 03/15/24^	648,568

171,000		3.375%, 08/15/26	157,762

170,000		Guess, Inc. 2.000%, 04/15/24	118,981

100,000	EUR	HelloFresh, SE 0.750%, 05/13/25	141,401

		Liberty Interactive, LLC

330,000		4.000%, 11/15/29	235,132

160,000		3.750%, 02/15/30	113,800

		NCL Corp., Ltd.*

327,000		5.375%, 08/01/25µ	304,630

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

255,000		6.000%, 05/15/24	$299,763

1,500,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	2,079,219

2,330,000		Penn National Gaming, Inc.^ 2.750%, 05/15/26	3,876,013

135,000		RH^ 0.000%, 06/15/23	215,057

5,837,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	5,590,299

168,500	EUR	SEB, SA 0.000%, 11/17/21	359,630

1,016,000		Tesla, Inc. 2.375%, 03/15/22~	4,446,046

69,000		2.000%, 05/15/24	323,682

1,950,000		Under Armour, Inc.* 1.500%, 06/01/24	2,346,026

1,814,000		Winnebago Industries, Inc.*^ 1.500%, 04/01/25	2,134,761

			29,566,815

		Consumer Staples (0.9%)

800,000		Carrefour, SA 0.000%, 03/27/24	767,672

20,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	194,306

2,074,000	CAD	Premium Brands Holdings Corp.µ 4.600%, 12/31/23	1,653,471

1,853,000	CAD	4.650%, 04/30/21	1,539,023

179,000		Turning Point Brands, Inc. 2.500%, 07/15/24	164,377

			4,318,849

		Energy (1.3%)

124,000		Denbury Resources, Inc.*@ 6.375%, 12/31/24	16,972

3,300,000		Nabors Industries, Inc. 0.750%, 01/15/24	1,006,913

424,000		Pioneer Natural Resources Company*^ 0.250%, 05/15/25	503,392

1,620,000		Scorpio Tankers, Inc. 3.000%, 05/15/22	1,435,522

2,261,000		SunEdison, Inc.@ 0.250%, 01/15/20	58,153

275,000		2.000%, 10/01/18	7,073

4,000,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	3,298,100

			6,326,125

		Financials (0.8%)

200,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	216,887

880,000		AXA, SA*µ 7.250%, 05/15/21	840,514

600,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	505,316

150,000		GSK Finance No 3, PLC* 0.000%, 06/22/23	158,721

200,000		JPMorgan Chase Bank, N.A. 0.000%, 08/07/22	260,787

300,000	EUR	LEG Immobilien, AG^ 0.875%, 09/01/25	423,610

350,000		Prospect Capital Corp.^ 4.950%, 07/15/22	354,261

PRINCIPAL AMOUNT			VALUE

210,000		Starwood Property Trust, Inc. 4.375%, 04/01/23	$202,461

725,000		WisdomTree Investments, Inc.* 4.250%, 06/15/23	708,416

			3,670,973

		Health Care (3.5%)

1,656,000		BioMarin Pharmaceutical, Inc.µ 1.250%, 05/15/27*	1,932,229

277,000		1.500%, 10/15/20	356,579

3,275,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	2,044,659

135,000		Coherus Biosciences, Inc.*µ 1.500%, 04/15/26	151,361

1,547,000		DexCom, Inc.*^ 0.250%, 11/15/25	1,674,643

100,000	EUR	GN Store Nord, A/S 0.000%, 05/21/24	122,011

73,000		Innoviva, Inc. 2.500%, 08/15/25	76,245

1,630,000		Insulet Corp.*^ 0.375%, 09/01/26	1,878,901

156,000		Jazz Investments I, Ltd.* 2.000%, 06/15/26	160,894

260,000		Luckin Coffee, Inc.* 0.750%, 01/15/25	103,104

587,000		Natera, Inc.* 2.250%, 05/01/27	870,709

165,000		NuVasive, Inc. 0.375%, 03/15/25*	153,042

85,000		2.250%, 03/15/21	94,180

2,065,000		Pacira BioSciences, Inc. 0.750%, 08/01/25*	2,102,377

26,000		2.375%, 04/01/22	28,638

2,035,000		Repligen Corp. 0.375%, 07/15/24	2,951,544

171,000		Tabula Rasa HealthCare, Inc.*^ 1.750%, 02/15/26	179,240

883,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	1,090,668

137,000		Teladoc Health, Inc.* 1.250%, 06/01/27	176,305

300,000		WuXi AppTec Company, Ltd. 0.000%, 09/17/24	466,812

			16,614,141

		Industrials (3.0%)

5,321,000		Air Canada* 4.000%, 07/01/25	5,565,872

3,202,000		American Airlines Group, Inc.µ 6.500%, 07/01/25	2,654,602

2,050,000		Lyft, Inc.* 1.500%, 05/15/25	2,194,330

3,172,000		Southwest Airlines Company 1.250%, 05/01/25	3,703,738

100,000EUR		Symrise, AG 0.238%, 06/20/24	152,383

200,000		Vinci, SAµ 0.375%, 02/16/22	217,925

			14,488,850

		Information Technology (8.2%)

311,000		8x8, Inc. 0.500%, 02/01/24	286,274

190,000		Akamai Technologies, Inc.µ 0.125%, 05/01/25	247,916

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

165,000		Alteryx, Inc.*^ 1.000%, 08/01/26	$202,759

165,000		0.500%, 08/01/24µ	198,512

1,400,000	EUR	Amadeus IT Group, SA^ 1.500%, 04/09/25	1,930,539

141,000		Cloudflare, Inc.*µ 0.750%, 05/15/25	191,165

4,892,000		Coupa Software, Inc.*µ 0.375%, 06/15/26	6,141,319

162,000		CyberArk Software, Ltd.* 0.000%, 11/15/24	166,765

146,000		Datadog, Inc.*^ 0.125%, 06/15/25	184,573

142,000		Five9, Inc.* 0.500%, 06/01/25	164,326

1,000,000		Guidewire Software, Inc. 1.250%, 03/15/25	1,228,385

113,000		II-VI, Inc.^ 0.250%, 09/01/22	144,013

136,000		Inphi Corp.* 0.750%, 04/15/25	177,180

2,500,000		j2 Global, Inc.~ 3.250%, 06/15/29	2,607,500

324,000		Lumentum Holdings, Inc.* 0.500%, 12/15/26	380,003

448,000		Microchip Technology, Inc. 1.625%, 02/15/27	656,398

186,000		New Relic, Inc. 0.500%, 05/01/23	186,244

1,500,000	EUR	Nexi S.p.A 1.750%, 04/24/27	2,005,682

326,000		Okta, Inc.*^ 0.125%, 09/01/25	444,320

93,000		ON Semiconductor Corp. 1.000%, 12/01/20	110,399

190,000		Palo Alto Networks, Inc. 0.750%, 07/01/23	220,676

148,000		0.375%, 06/01/25*	160,617

173,000		Pegasystems, Inc.*^ 0.750%, 03/01/25	193,462

81,000		Pluralsight, Inc. 0.375%, 03/01/24	75,371

165,000		Proofpoint, Inc.* 0.250%, 08/15/24	169,415

165,000		Q2 Holdings, Inc.^ 0.750%, 06/01/26	205,653

145,000		Silicon Laboratories, Inc.* 0.625%, 06/15/25	158,879

250,000		Slack Technologies, Inc.* 0.500%, 04/15/25	304,446

145,000	EUR	SOITECµ 0.000%, 06/28/23	202,402

1,730,000		Splunk, Inc. 1.125%, 06/15/27*	1,961,742

1,690,000		1.125%, 09/15/25	2,631,262

1,500,000		0.500%, 09/15/23	2,278,860

3,195,000		Square, Inc. 0.125%, 03/01/25*µ	4,257,977

177,000		0.500%, 05/15/23~	316,688

200,000		STMicroelectronics, NV 0.000%, 07/03/22	272,081

38,000		Twilio, Inc.^ 0.250%, 06/01/23	148,938

385,000		Workday, Inc. 0.250%, 10/01/22	520,206

170,000		Workiva, Inc.*^ 1.125%, 08/15/26	167,352

PRINCIPAL AMOUNT			VALUE

1,894,000		Xero Investments, Ltd. 2.375%, 10/04/23	$2,866,275

308,000		Zendesk, Inc.* 0.625%, 06/15/25	348,303

3,536,000		Zscaler, Inc.* 0.125%, 07/01/25	4,025,170

			39,140,047

		Materials (1.4%)

200,000		LG Chem, Ltd. 0.000%, 04/16/21	234,900

20,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	185,074

3,600,000	CHF	Sika, AG 3.750%, 01/30/22	5,938,022

10,000,000	JPY	Teijin, Ltd. 0.000%, 12/10/21	95,144

			6,453,140

		Real Estate (0.3%)

200,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	224,847

500,000	SGD	CapitaLand, Ltd. 1.950%, 10/17/23	359,569

400,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	477,070

145,000		IH Merger Sub, LLC 3.500%, 01/15/22	198,999

20,000,000	JPY	Relo Group, Inc. 0.000%, 03/22/21	181,791

			1,442,276

		TOTAL CONVERTIBLE BONDS (Cost $129,317,514)	139,760,190

BANK LOANS (2.4%) ¡

		Communication Services (0.5%)

347,375		Clear Channel Outdoor Holdings, Inc.‡ 3.761%, 08/21/26 3 mo. LIBOR + 3.50%	310,503

223,313		CommScope, Inc.‡ 3.411%, 04/06/26 1 mo. LIBOR + 3.25%	219,358

148,877		CSC Holdings, LLC‡ 2.675%, 04/15/27 1 mo. LIBOR + 2.50%	144,612

347,321		Frontier Communications Corp.‡ 3.918%, 06/15/24 1 mo. LIBOR + 3.75%	342,980

263,675		iHeartCommunications, Inc.‡ 3.161%, 05/01/26 1 mo. LIBOR + 3.00%	247,562

631,800		Intelsat Jackson Holdings, SA 8.625%, 01/02/24	639,132

290,000		Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	292,941

195,000		Parexel International Corp.‡ 2.911%, 09/27/24 1 mo. LIBOR + 2.75%	187,965

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

64,832		Townsquare Media, Inc.‡ 4.000%, 04/01/22 3 mo. LIBOR + 3.00%	$61,941

			2,446,994

		Consumer Discretionary (0.4%)

257,205		Michaels Stores, Inc.‡ 3.534%, 01/30/23 1 mo. LIBOR + 2.50%	246,113

717,623		PetSmart, Inc.‡ 5.000%, 03/11/22 3 mo. LIBOR + 4.00%	715,833

326,391		Staples, Inc.‡ 5.687%, 04/16/26 3 mo. LIBOR + 5.00%	282,669

623,750		Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	621,099

			1,865,714

		Energy (0.1%)

200,000		Epic Crude Services, LP‡ 5.370%, 03/02/26 3 mo. LIBOR + 5.00%	158,667

57,865		McDermott Technology Americas, Inc.‡ 4.167%, 06/30/25 1 mo. LIBOR + 4.00%	46,774

4,269		McDermott Technology Americas, Inc.‡ 3.167%, 06/30/24 1 mo. LIBOR + 3.00%	3,842

289,671		Par Pacific Holdings, Inc.‡ 7.020%, 01/12/26 3 mo. LIBOR + 6.75%	256,359

			465,642

		Financials (0.2%)

369,075		Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	360,618

190,485		GLP Financing, LLC‡ 1.664%, 04/28/21 1 mo. LIBOR + 1.50%	190,008

586,732	EUR	Steenbok Lux Finco 2 Sarl‡ 6 mo. EURIBOR + 10.00%	165,874

			716,500

		Health Care (0.6%)

710,332		Amneal Pharmaceuticals, LLC‡ 3.688%, 05/04/25 1 mo. LIBOR + 3.50%	670,820

457,641		Endo International, PLC‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	439,674

443,267		Gentiva Health Services, Inc.‡ 3.438%, 07/02/25 1 mo. LIBOR + 3.25%	438,003

324,829		Mallinckrodt International Finance, SA‡ 3.500%, 09/24/24 6 mo. LIBOR + 2.75%	273,143

PRINCIPAL AMOUNT		VALUE

412,339	Ortho Clinical Diagnostics, SA‡ 3.416%, 06/30/25 1 mo. LIBOR + 3.25%	$402,030

609,631	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	486,562

		2,710,232

	Industrials (0.4%)

495,000	Berry Global, Inc.‡ 2.188%, 07/01/26 1 mo. LIBOR + 2.00%	481,311

131,625	BW Gas & Convenience Holdings, LLC‡ 6.430%, 11/18/24 1 mo. LIBOR + 6.25%	129,322

52,600	BW Gas & Convenience Holdings, LLC! 0.000%, 11/18/24	52,600

284,288	Dun & Bradstreet Corp.‡ 3.922%, 02/06/26 1 mo. LIBOR + 4.00%	283,429

208,425	Granite US Holdings Corp.‡ 6.322%, 09/30/26 3 mo. LIBOR + 5.25%	183,935

345,570	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	335,921

219,331	RegionalCare Hospital Partners Holdings, Inc.‡ 3.911%, 11/17/25 1 mo. LIBOR + 3.75%	215,022

427,812	Scientific Games International, Inc.‡ 3.473%, 08/14/24 6 mo. LIBOR + 2.75%	390,913

69,122	TransDigm, Inc.‡ 2.411%, 12/09/25 1 mo. LIBOR + 2.25%	64,895

		2,137,348

	Information Technology (0.2%)

344,750	BMC Software Finance, Inc.‡ 4.411%, 10/02/25 1 mo. LIBOR + 4.25%	333,678

333,325	Camelot U.S. Acquisition 1 Company‡ 3.161%, 10/30/26 1 mo. LIBOR + 3.00%	327,284

307,071	VFH Parent, LLC‡ 3.178%, 03/01/26 1 mo. LIBOR + 3.00%	304,960

		965,922

	Materials (0.0%)

199,500	Innophos, Inc.‡ 3.911%, 02/04/27 1 mo. LIBOR + 3.75%	197,755

	TOTAL BANK LOANS (Cost $12,217,331)	11,506,107

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (15.0%)

	Communication Services (1.8%)

8,095	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	$8,434,909

	Consumer Discretionary (1.6%)

73,600	Aptiv, PLC 5.500%, 06/15/23	7,522,656

	Consumer Staples (0.1%)

6,364	Energizer Holdings, Inc.^ 7.500%, 01/15/22	639,582

	Energy (0.2%)

16,785	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	293,570

10,625	8.500%, 12/15/21^ 3 mo. USD LIBOR + 6.77%	204,319

11,500	NuStar Logistics, LP‡ 7.009%, 01/15/43 3 mo. USD LIBOR + 6.73%	231,610

		729,499

	Financials (3.2%)

5,000	2017 Mandatory Exchangeable Trust* 5.188%, 12/01/20	1,087,200

1,465	2020 Mandatory Exchangeable Trust* 6.500%, 05/16/23	1,855,814

37,932	Assurant, Inc.µ 6.500%, 03/15/21	4,100,070

5,052	Bank of America Corp.‡‡ 7.250%	7,572,999

533	Wells Fargo & Company‡‡ 7.500%	720,349

		15,336,432

	Health Care (2.2%)

33,200	Boston Scientific Corp.µ 5.500%, 06/01/23	3,728,028

4,668	Danaher Corp. 4.750%, 04/15/22	6,624,452

		10,352,480

	Industrials (1.3%)

10,000	Colfax Corp.µ 5.750%, 01/15/22	1,258,000

1,500	Fortive Corp. 5.000%, 07/01/21	1,326,330

40,433	Stanley Black & Decker, Inc. 5.250%, 11/15/22	3,859,734

		6,444,064

	Information Technology (1.5%)

6,141	Broadcom, Inc.µ 8.000%, 09/30/22	7,006,328

	Materials (0.2%)

22,059	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	1,009,420

NUMBER OF SHARES			VALUE

		Utilities (2.9%)

50,341		American Electric Power Company, Inc.µ 6.125%, 03/15/22	$2,597,596

20,000		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)µ§ 7.000%, 09/01/21	723,000

3,250		DTE Energy Company 6.250%, 11/01/22	146,542

8,275		Essential Utilities, Inc. 6.000%, 04/30/22	487,232

115,413		NextEra Energy, Inc. 4.872%, 09/01/22	6,371,952

16,880		Sempra Energy 6.750%, 07/15/21^	1,747,755

13,816		6.000%, 01/15/21	1,411,166

11,765		South Jersey Industries, Inc. 7.250%, 04/15/21	465,541

			13,950,784

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $67,700,802)	71,426,154

COMMON STOCKS (68.8%)

		Communication Services (8.2%)

86,500		America Movil, SAB de CV - Class L	1,093,360

60,000		AT&T, Inc.^	1,774,800

2,082		Cumulus Media, Inc. - Class A#	8,182

20,400	JPY	Nintendo Company, Ltd.	8,972,126

96,000	EUR	Orange, SA	1,125,205

134,750		Tencent Holdings, Ltd.	9,229,028

1,176,545	GBP	Vodafone Group, PLC	1,768,169

131,495		Walt Disney Companyµ~	15,377,025

			39,347,895

		Consumer Discretionary (9.2%)

36,396		Alibaba Group Holding, Ltd.#	9,136,124

146,200	GBP	Compass Group, PLC	2,011,595

50,400		D.R. Horton, Inc.	3,334,464

79,625	EUR	Daimler, AG	3,481,524

100,000		Ford Motor Companyµ	661,000

6,800	KRW	Hyundai Motor Company	725,293

32,775		Lowe’s Companies, Inc.	4,880,525

22,685		Lululemon Athletica, Inc.µ#	7,386,009

18,000		McDonald’s Corp.	3,497,040

17,525		Newell Brands, Inc.^~	287,410

10,800		Pool Corp.	3,420,360

9,000	EUR	Porsche Automobil Holding, SE

		Preferenced Shares	509,427

14,100		Royal Caribbean Cruises, Ltd.	686,811

2,620		Tesla, Inc.^#	3,748,591

			43,766,173

		Consumer Staples (3.7%)

124,075		Coca-Cola Company	5,861,303

9,800		Costco Wholesale Corp.	3,190,194

49,900	EUR	Danone, SA	3,339,970

27,250	CHF	Nestlé, SA	3,240,617

25,500		Philip Morris International, Inc.^	1,958,655

			17,590,739

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Energy (5.7%)

790,950	GBP	BP, PLC	$2,864,429

19,150		Chevron Corp.µ~	1,607,451

40,000		ConocoPhillips	1,495,600

23,500		Devon Energy Corp.~	246,515

16,800		Energy Transfer, LP	110,040

20,110		Enterprise Products Partners, LP	353,936

62,500		Exxon Mobil Corp.µ~	2,630,000

3,975		GasLog, Ltd.	11,607

5,080		Magellan Midstream Partners, LP	205,689

45,000		Marathon Petroleum Corp.	1,719,000

31,611		Mcdermott International, Ltd.#	112,219

99,725	EUR	Neste Oyj	4,580,523

24,000		Noble Corp., PLC^#	4,920

241,250	INR	Reliance Industries, Ltd.	6,681,269

93,075	EUR	Royal Dutch Shell, PLC - Class A	1,386,685

82,300	GBP	Royal Dutch Shell, PLC - Class A	1,202,862

98,974		Schlumberger, Ltd.µ	1,795,388

7,380		Targa Resources Corp.	134,906

10,682		Tidewater, Inc.^#	66,442

14,361		Transocean, Ltd.^#	29,296

4,287		Weatherford International, PLC^#	7,417

2,500		Williams Companies, Inc.^	47,825

			27,294,019

		Financials (9.7%)

141,400		American International Group, Inc.~	4,544,596

327,200		Bank of America Corp.~	8,140,736

2,277,000	HKD	China Construction Bank Corp. - Class H	1,660,230

26,735		Goldman Sachs Group, Inc.µ	5,292,461

358,400	INR	HDFC Bank, Ltd.	4,952,798

201,700		Itau Unibanco Holding, SA	1,028,670

69,750		JPMorgan Chase & Company~	6,740,640

126,282	GBP	M&G, PLC	264,301

611,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	6,452,072

102,900	CAD	Power Corp. of Canada^	1,826,073

165,825	GBP	Prudential, PLC	2,369,765

129,125		Wells Fargo & Company~	3,132,572

			46,404,914

		Health Care (5.7%)

139,781		Alcon, Inc.^#	8,384,064

27,434	EUR	Bayer, AG	1,822,537

1,885		Biogen, Inc.#	517,791

46,100	AUD	CSL, Ltd.	8,966,572

119,000		Novo Nordisk, A/S^	7,774,270

			27,465,234

		Industrials (6.7%)

190,000	CHF	ABB, Ltd.	4,771,537

40,589	EUR	Alstom, SA#	2,261,746

57,025	SEK	Atlas Copco, AB - Class A	2,531,423

13,825		Boeing Company	2,184,350

237,425	CAD	CAE, Inc.	3,543,339

28,000	JPY	FANUC Corp.	4,724,247

242,500		General Electric Company	1,471,975

44,300	JPY	Harmonic Drive Systems, Inc.^	2,481,809

4,300		Lockheed Martin Corp.	1,629,571

25,000	EUR	Schneider Electric, SE	2,866,587

10,300		Union Pacific Corp.	1,785,505

18,500	EUR	Vinci, SA	1,592,204

NUMBER OF SHARES			VALUE

1,302		Wabtec Corp.^	$80,971

			31,925,264

		Information Technology (12.9%)

40,300		Advanced Micro Devices, Inc.#	3,120,429

2,785	EUR	Adyen, NV*#	4,648,600

13,250		Apple, Inc.^	5,631,780

16,015		ASML Holding, NV	5,664,826

60,000	JPY	Canon, Inc.	965,551

13,000	JPY	Keyence Corp.	5,481,928

39,500		Micron Technology, Inc.#	1,977,172

46,605		Microsoft Corp.~	9,554,491

580,000	EUR	Nokia Corp.	2,784,071

4,800		NVIDIA Corp.	2,038,032

58,950	KRW	Samsung Electronics Company, Ltd.	2,881,113

214,725		Taiwan Semiconductor

		Manufacturing Company, Ltd.~	16,939,655

			61,687,648

		Materials (5.7%)

154,000	CAD	Barrick Gold Corp.	4,450,588

85,200	EUR	CRH, PLC	3,102,006

234,650		Freeport-McMoRan, Inc.	3,031,678

12,075		Linde, PLC	2,959,703

160,000	AUD	Newcrest Mining, Ltd.	4,076,128

30,000	GBP	Rio Tinto, PLC	1,826,165

1,081,000	TWD	Taiwan Cement Corp.	1,660,428

918,300	CAD	Yamana Gold, Inc.	5,964,545

			27,071,241

		Utilities (1.3%)

45,801	EUR	Engie, SA#	611,268

10,500		Exelon Corp.	405,405

29,000	EUR	RWE, AG	1,093,137

229,100	GBP	SSE, PLC	3,886,073

			5,995,883

		TOTAL COMMON STOCKS (Cost $428,357,632)	328,549,010

WARRANTS (0.0%) #

		Energy (0.0%)

13,402		Mcdermott International, Ltd. 05/01/24, Strike $15.98	1

12,062		Mcdermott International, Ltd. 05/01/24, Strike $12.33	1

		TOTAL WARRANTS (Cost $5,152)	2

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (3.8%) #

		Communication Services (0.6%)

73 10,862,035		Alphabet, Inc. Call, 01/21/22, Strike $1,500.00	1,573,150

300 7,610,100		Facebook, Inc. Call, 06/18/21, Strike $250.00	1,079,250

			2,652,400

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Consumer Discretionary (1.4%)

20 502,040	Alibaba Group Holding, Ltd. Call, 09/18/20, Strike $260.00	$19,500

123 38,925,564	Amazon.com, Inc. Call, 01/21/22, Strike $3,200.00	6,829,575

		6,849,075

	Industrials (0.1%)

290 3,752,600	J.B. Hunt Transport Services, Inc. Call, 02/19/21, Strike $135.00	262,450

	Information Technology (0.5%)

76 3,337,920	ServiceNow, Inc. Call, 01/21/22, Strike $350.00	1,024,100

560 10,662,400	Visa, Inc. Call, 01/21/22, Strike $195.00	1,338,400

		2,362,500

	Other (1.2%)

	Invesco QQQ Trust Series

1,500 39,868,500	Put, 09/30/20, Strike $250.00	963,750

1,480 39,336,920	Put, 08/21/20, Strike $233.00	72,520

1,445 38,406,655	Put, 11/20/20, Strike $232.00	1,030,285

1,445 38,406,655	Put, 01/15/21, Strike $232.00	1,411,765

	SPDR S&P 500 ETF Trust

1,160 37,876,320	Put, 11/20/20, Strike $289.00	947,720

1,160 37,876,320	Put, 01/15/21, Strike $289.00	1,337,480

		5,763,520

	TOTAL PURCHASED OPTIONS (Cost $20,137,557)	17,889,945

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (3.2%)

15,413,257	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $15,413,257)	15,413,257

TOTAL INVESTMENTS (142.6%) (Cost $774,760,722)		680,677,126

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.6%)		(65,000,000)

LIABILITIES, LESS OTHER ASSETS (-29.0%)		(138,421,600)

NET ASSETS (100.0%)		$477,255,526

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-4.2%) #

	Communication Services (-0.2%)

(23,474)	New York Times Company - Class A	$(1,083,090)

	Consumer Discretionary (-0.9%)

(2,995)	Tesla, Inc.	(4,285,126)

	Consumer Staples (-0.1%)

(10,826)	Energizer Holdings, Inc.	(542,707)

	Financials (-0.5%)

(17,797)	Assurant, Inc.	(1,912,644)

(34,000)	Equitable Holdings, Inc.	(695,640)

		(2,608,284)

	Industrials (-0.5%)

(39,320)	Colfax Corp.	(1,143,426)

(14,500)	Fortive Corp.	(1,017,755)

		(2,161,181)

	Information Technology (-1.0%)

(5,525)	Guidewire Software, Inc.	(650,072)

(14,500)	j2 Global, Inc.	(822,440)

(15,300)	Splunk, Inc.	(3,210,246)

		(4,682,758)

	Materials (-0.2%)

(6,452)	International Flavors & Fragrances, Inc.	(812,629)

	Utilities (-0.8%)

(28,700)	CenterPoint Energy, Inc.	(545,587)

(6,614)	Essential Utilities, Inc.	(299,945)

(3,030)	NextEra Energy, Inc.	(850,521)

(16,032)	Sempra Energy	(1,995,343)

(15,294)	South Jersey Industries, Inc.	(356,809)

		(4,048,205)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $15,639,510)	(20,223,980)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.2%) #

	Financials (0.0%)

132 2,613,072	Goldman Sachs Group, Inc. Call, 01/15/21, Strike $255.00	(36,828)

	Materials (-0.1%)

2,346 3,031,032	Freeport-McMoRan, Inc. Call, 11/20/20, Strike $13.00	(353,073)

	Other (-0.1%)

1,260 41,141,520	SPDR S&P 500 ETF Trust Put, 11/20/20, Strike $257.00	(480,690)

	TOTAL WRITTEN OPTIONS (Premium $734,350)	(870,591)

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $58,625,366.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
&	Illiquid security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $31,007,236.

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2020

	Value	% of Total Investments
US Dollar	$498,742,070	75.6%
European Monetary Unit	42,487,149	6.4%
Japanese Yen	23,800,170	3.6%
Canadian Dollar	21,021,698	3.2%
British Pound Sterling	18,272,578	2.8%
Swiss Franc	13,950,176	2.1%
Australian Dollar	13,042,700	2.0%
Indian Rupee	11,634,067	1.8%
Hong Kong Dollar	8,421,521	1.3%
South Korean Won	3,606,406	0.5%
Swedish Krona	2,531,423	0.4%
New Taiwan Dollar	1,660,428	0.2%
Singapore Dollar	359,569	0.1%
	52,600	—%

Total Investments Net of Common Stocks Sold Short and Written Options	$659,582,555	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. Under normal circumstances, the Fund will invest primarily in a globally diversified portfolio of convertible instruments, common and preferred stocks, and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted this ASU as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows*:

Cost basis of investments	$758,386,862

Gross unrealized appreciation	55,317,045
Gross unrealized depreciation	(154,121,352)

Net unrealized appreciation (depreciation)	$(98,804,307)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,600,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2020.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
				Total	$65,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.